Document and Entity Information	Jul. 31, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001448056
Document Type	8-K
Document Period End Date	Jul. 31, 2023
Entity Registrant Name	New Relic, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36766
Entity Tax Identification Number	26-2017431
Entity Address, Address Line One	188 Spear Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(650)
Local Phone Number	777-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	NEWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false